(Loss) Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share is calculated as follows:

	For the years ended September 30,
	2025	2024	2023
Numerator:
Net (loss) income attributable to Global Mofy AI Limited	$(19,302,485)	$12,137,352	$6,551,838
Denominator:
Denominator for basic earnings per share:
Weighted average Class A ordinary shares outstanding
—basic and diluted	14,086,610	1,798,850	1,668,083
(Loss) earnings per Class A ordinary share – basic and diluted	$(1.19)	$6.37	$3.93

Weighted average Class B ordinary shares outstanding
—basic and diluted	2,100,937	106,605	-
(Loss) earnings per Class B ordinary share – basic and diluted	$(1.19)	$6.37	$-